UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04526

Name of Registrant:	Vanguard Quantitative Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  September 30

Date of reporting period: October 1, 2018—March 31, 2019

Item 1: Reports to Shareholders

Semiannual Report | March 31, 2019 Vanguard Growth and Income Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•             Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•             Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Growth and Income Fund	9/30/2018	3/31/2019	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$971.31	$1.62
Admiral™ Shares	1,000.00	971.99	1.13
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.29	$1.66
Admiral Shares	1,000.00	1,023.78	1.16

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.33% for Investor Shares and 0.23% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Growth and Income Fund

Sector Diversification

As of March 31, 2019

Communication Services	9.4%
Consumer Discretionary	11.1
Consumer Staples	7.1
Energy	4.9
Financials	12.0
Health Care	15.5
Industrials	9.6
Information Technology	22.2
Materials	1.9
Other	0.2
Real Estate	3.9
Utilities	2.2

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Growth and Income Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (97.3%)[1]
Communication Services (9.2%)
*	Alphabet Inc. Class A	163,451	192,364
*	Alphabet Inc. Class C	149,317	175,195
*	Facebook Inc. Class A	1,034,373	172,420
	Verizon Communications Inc.	1,745,648	103,220
	AT&T Inc.	2,962,692	92,910
	Walt Disney Co.	508,096	56,414
	Comcast Corp. Class A	1,155,155	46,183
*	Twitter Inc.	879,888	28,931
*	Netflix Inc.	71,095	25,350
*	TripAdvisor Inc.	477,865	24,586
*	Charter Communications Inc. Class A	61,725	21,413
*	Electronic Arts Inc.	91,974	9,347
	Omnicom Group Inc.	123,315	9,001
	Activision Blizzard Inc.	178,260	8,116
	News Corp. Class A	594,500	7,396
	News Corp. Class B	483,216	6,035
*	DISH Network Corp. Class A	134,500	4,262
	CenturyLink Inc.	183,260	2,197
^	Match Group Inc.	35,400	2,004
*	Take-Two Interactive Software Inc.	19,218	1,814
*	Liberty Media Corp-Liberty SiriusXM Class C	42,100	1,610
	Altice USA Inc. Class A	72,300	1,553
*	Zynga Inc. Class A	254,105	1,354
*	SINA Corp.	19,400	1,149
*	Yelp Inc. Class A	31,600	1,090
*	Liberty Media Corp-Liberty SiriusXM Class A	26,870	1,026
*	Spotify Technology SA	4,000	555
*	Cargurus Inc.	11,700	469
*	GCI Liberty Inc. Class A	5,600	311
	Cable One Inc.	305	299
	Gannett Co. Inc.	21,100	222
	Telephone & Data Systems Inc.	5,700	175
*	Glu Mobile Inc.	15,300	167
*	IAC/InterActiveCorp	700	147
*	Fox Corp. Class A	3,300	121
	Sinclair Broadcast Group Inc. Class A	3,000	116
*	Liberty TripAdvisor Holdings Inc. Class A	5,100	72
*	Intelsat SA	3,600	56
	John Wiley & Sons Inc. Class A	1,000	44
*	Globalstar Inc.	101,800	44
	New Media Investment Group Inc.	3,958	42
*	IMAX Corp.	1,769	40
*	Fox Corp. Class B	966	35
*	DHI Group Inc.	11,400	28
	Entravision Communications Corp. Class A	8,200	27
*	Boingo Wireless Inc.	1,100	26
	Emerald Expositions Events Inc.	1,800	23
*	Zillow Group Inc. Class A	600	21
*	MDC Partners Inc. Class A	4,600	10
*	T-Mobile US Inc.	100	7
	IDT Corp. Class B	900	6
*	TrueCar Inc.	817	6
*	Vonage Holdings Corp.	300	3
*	Iridium Communications Inc.	80	2
*	Central European Media Enterprises Ltd. Class A	300	1
			1,000,015
Consumer Discretionary (10.8%)
*	Amazon.com Inc.	176,588	314,459
	Home Depot Inc.	728,824	139,854
*	Booking Holdings Inc.	46,400	80,964

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Starbucks Corp.	958,097	71,225
	McDonald’s Corp.	309,907	58,851
	Lowe’s Cos. Inc.	431,114	47,194
	TJX Cos. Inc.	591,410	31,469
*	Chipotle Mexican Grill Inc. Class A	41,696	29,617
	Yum! Brands Inc.	282,535	28,200
	NIKE Inc. Class B	332,020	27,959
	H&R Block Inc.	974,143	23,321
	Ralph Lauren Corp. Class A	162,505	21,074
*	O’Reilly Automotive Inc.	53,717	20,858
	Kohl’s Corp.	283,742	19,513
	General Motors Co.	490,926	18,213
	Garmin Ltd.	208,490	18,003
	Nordstrom Inc.	376,217	16,696
	Best Buy Co. Inc.	233,454	16,589
	Target Corp.	187,800	15,073
	eBay Inc.	391,450	14,538
	Expedia Group Inc.	111,670	13,289
	Marriott International Inc. Class A	82,800	10,357
	Whirlpool Corp.	69,067	9,178
	PulteGroup Inc.	326,498	9,129
	Foot Locker Inc.	142,005	8,605
	Advance Auto Parts Inc.	46,600	7,947
*	AutoZone Inc.	7,700	7,886
	Ross Stores Inc.	81,987	7,633
	Las Vegas Sands Corp.	124,900	7,614
	Darden Restaurants Inc.	54,918	6,671
	Aptiv plc	70,918	5,637
	PVH Corp.	44,800	5,463
	Wynn Resorts Ltd.	41,870	4,996
	Genuine Parts Co.	35,800	4,011
	Dollar General Corp.	32,440	3,870
	Royal Caribbean Cruises Ltd.	32,600	3,737
	Wyndham Hotels & Resorts Inc.	63,835	3,191
	Dick’s Sporting Goods Inc.	76,300	2,809
*	Crocs Inc.	92,900	2,392
	Tapestry Inc.	71,939	2,337
	BorgWarner Inc.	59,500	2,285
	Goodyear Tire & Rubber Co.	124,000	2,251
	Tiffany & Co.	18,800	1,984
*	Under Armour Inc. Class A	75,800	1,602
	Hyatt Hotels Corp. Class A	19,500	1,415
	Restaurant Brands International Inc.	18,800	1,224
	Hilton Worldwide Holdings Inc.	14,390	1,196
	Bloomin’ Brands Inc.	53,900	1,102
	DSW Inc. Class A	49,000	1,089
*	Hibbett Sports Inc.	47,200	1,077
*	Fiat Chrysler Automobiles NV	69,900	1,038
*,^	Fossil Group Inc.	74,700	1,025
	Brunswick Corp.	20,100	1,012
	Yum China Holdings Inc.	21,800	979
*	Sleep Number Corp.	20,700	973
	GameStop Corp. Class A	92,800	943
*	Weight Watchers International Inc.	46,500	937
	Delphi Technologies plc	47,700	919
*	LKQ Corp.	28,997	823
*	Sally Beauty Holdings Inc.	40,400	744
*	Groupon Inc. Class A	194,700	691
	Dana Inc.	34,400	610
	La-Z-Boy Inc.	17,700	584
	Signet Jewelers Ltd.	20,900	568
*	Wayfair Inc.	3,760	558
*	Liberty Expedia Holdings Inc. Class A	10,500	449
*	K12 Inc.	13,000	444
*	SeaWorld Entertainment Inc.	17,200	443
	Graham Holdings Co. Class B	604	413
	Abercrombie & Fitch Co.	14,800	406
*	Deckers Outdoor Corp.	2,600	382
*	Murphy USA Inc.	4,229	362
*	American Outdoor Brands Corp.	36,600	342
	Shutterstock Inc.	6,900	322
	Tenneco Inc. Class A	12,000	266
*	Hilton Grand Vacations Inc.	8,200	253
	Gap Inc.	9,200	241
	Office Depot Inc.	64,700	235
	Tailored Brands Inc.	29,300	230
	Chico’s FAS Inc.	52,875	226
	Magna International Inc.	4,600	224
*	Vitamin Shoppe Inc.	27,100	191
*	Burlington Stores Inc.	1,200	188
	American Eagle Outfitters Inc.	8,100	180
*	NVR Inc.	60	166
*	frontdoor Inc.	4,300	148
	Brinker International Inc.	3,300	146
	Core-Mark Holding Co. Inc.	3,800	141
	Big Lots Inc.	3,500	133
*	Nautilus Inc.	23,400	130
*	Adtalem Global Education Inc.	2,800	130
*	Capri Holdings Ltd.	2,800	128
*	Michaels Cos. Inc.	10,500	120
	Shoe Carnival Inc.	3,200	109
*	GoPro Inc. Class A	14,900	97

Growth and Income Fund

			Market
			Value•
		Shares	($000)
*	Express Inc.	22,100	95
*,^	Pier 1 Imports Inc.	116,700	89
*	ServiceMaster Global Holdings Inc.	1,900	89
	International Speedway Corp. Class A	2,000	87
	Columbia Sportswear Co.	755	79
	Carnival Corp.	1,463	74
*	Sonos Inc.	6,000	62
	Tilly’s Inc. Class A	5,200	58
*	Vista Outdoor Inc.	6,700	54
	Movado Group Inc.	1,400	51
*	RH	400	41
*	Career Education Corp.	2,300	38
*	Stamps.com Inc.	400	33
	Cato Corp. Class A	2,000	30
	Big 5 Sporting Goods Corp.	9,200	29
*	Noodles & Co. Class A	3,509	24
	Ethan Allen Interiors Inc.	1,200	23
*	Cooper-Standard Holdings Inc.	400	19
*	America’s Car-Mart Inc.	200	18
*	Laureate Education Inc. Class A	1,079	16
*	Biglari Holdings Inc. Class B	110	16
*	Playa Hotels & Resorts NV	1,900	14
*	Kirkland’s Inc.	2,000	14
*	Monarch Casino & Resort Inc.	300	13
*	Fred’s Inc. Class A	4,800	12
	Lennar Corp. Class B	300	12
	Bassett Furniture Industries Inc.	689	11
*	Genesco Inc.	225	10
*	Modine Manufacturing Co.	700	10
	Tile Shop Holdings Inc.	1,600	9
*	American Public Education Inc.	300	9
*	Libbey Inc.	2,800	8
*	Biglari Holdings Inc.	10	7
*	Quotient Technology Inc.	700	7
*	Beazer Homes USA Inc.	600	7
*	Red Robin Gourmet Burgers Inc.	200	6
*	Party City Holdco Inc.	700	6
*	M/I Homes Inc.	200	5
*	MasterCraft Boat Holdings Inc.	200	4
	Leggett & Platt Inc.	100	4
	Tower International Inc.	200	4
	Ruth’s Hospitality Group Inc.	161	4
*	Horizon Global Corp.	2,100	4
	BJ’s Restaurants Inc.	84	4
*	Taylor Morrison Home Corp. Class A	218	4
*	Despegar.com Corp.	200	3
*	Urban Outfitters Inc.	100	3
*	Stoneridge Inc.	100	3
	BBX Capital Corp. Class A	419	2
			1,176,520
Consumer Staples (6.9%)
	PepsiCo Inc.	851,002	104,290
	Procter & Gamble Co.	868,514	90,369
	Philip Morris International Inc.	767,984	67,882
	Costco Wholesale Corp.	266,496	64,529
	Walmart Inc.	640,309	62,449
	Colgate-Palmolive Co.	660,384	45,263
*	Coca-Cola Co.	954,768	44,740
	Mondelez International Inc. Class A	872,970	43,579
	Kimberly-Clark Corp.	261,744	32,430
*	Monster Beverage Corp.	558,598	30,488
	Estee Lauder Cos. Inc. Class A	183,967	30,456
	Sysco Corp.	441,737	29,490
	Lamb Weston Holdings Inc.	254,340	19,060
	Kroger Co.	720,030	17,713
	Walgreens Boots Alliance Inc.	207,500	13,129
	Altria Group Inc.	211,235	12,131
	Clorox Co.	35,266	5,659
	Kraft Heinz Co.	169,300	5,528
	Constellation Brands Inc. Class A	29,640	5,197
	Coca-Cola European Partners plc	84,900	4,393
	Church & Dwight Co. Inc.	60,910	4,339
	Archer-Daniels-Midland Co.	58,978	2,544
*	US Foods Holding Corp.	66,900	2,335
*	Herbalife Nutrition Ltd.	38,900	2,061
	Tyson Foods Inc. Class A	27,400	1,902
	Molson Coors Brewing Co. Class B	28,999	1,730
	Brown-Forman Corp. Class B	29,050	1,533
*	Performance Food Group Co.	23,400	928
*	TreeHouse Foods Inc.	10,400	671
	Nu Skin Enterprises Inc. Class A	11,800	565
	Cal-Maine Foods Inc.	12,600	562
*	Pilgrim’s Pride Corp.	24,300	542
	McCormick & Co. Inc.	3,500	527
*	USANA Health Sciences Inc.	1,500	126

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Cott Corp.	8,400	123
*	Boston Beer Co. Inc. Class A	400	118
	Dean Foods Co.	26,600	81
	Hershey Co.	520	60
*	Simply Good Foods Co.	1,700	35
	Hormel Foods Corp.	718	32
*	Avon Products Inc.	7,900	23
	Flowers Foods Inc.	1,000	21
	Fresh Del Monte Produce Inc.	700	19
*	Central Garden & Pet Co. Class A	512	12
*	Natural Grocers by Vitamin Cottage Inc.	207	2
*	Sprouts Farmers Market Inc.	100	2
	Natural Health Trends Corp.	100	1
			749,669
Energy (4.7%)
	Chevron Corp.	800,971	98,664
	Exxon Mobil Corp.	1,020,356	82,445
	Occidental Petroleum Corp.	923,346	61,126
	ConocoPhillips	838,671	55,973
	Phillips 66	318,676	30,328
	Schlumberger Ltd.	620,840	27,050
	Marathon Oil Corp.	1,415,407	23,651
	Kinder Morgan Inc.	1,087,250	21,756
	Devon Energy Corp.	672,353	21,219
	Cabot Oil & Gas Corp.	717,377	18,724
	ONEOK Inc.	225,830	15,772
	Pioneer Natural Resources Co.	91,989	14,008
	Anadarko Petroleum Corp.	302,160	13,742
	HollyFrontier Corp.	190,880	9,405
	EOG Resources Inc.	65,931	6,275
	Williams Cos. Inc.	121,684	3,495
	Marathon Petroleum Corp.	56,100	3,358
	National Oilwell Varco Inc.	81,200	2,163
	Apache Corp.	33,383	1,157
	Murphy Oil Corp.	39,100	1,146
	Halliburton Co.	18,252	535
*	Parsley Energy Inc. Class A	23,400	452
	TechnipFMC plc	18,800	442
	Noble Energy Inc.	16,340	404
	Peabody Energy Corp.	14,200	402
*	QEP Resources Inc.	46,450	362
	Helmerich & Payne Inc.	4,900	272
	Hess Corp.	4,485	270
*,^	Tellurian Inc.	24,100	270
*	Oceaneering International Inc.	15,100	238
	Equitrans Midstream Corp.	10,400	227
*	CNX Resources Corp.	20,000	215
*	W&T Offshore Inc.	27,600	190
*	Weatherford International plc	237,100	166
	Archrock Inc.	15,300	150
*	Superior Energy Services Inc.	27,500	128
*	Keane Group Inc.	10,900	119
	McDermott International Inc.	11,600	86
*	Renewable Energy Group Inc.	3,500	77
	Plains GP Holdings LP Class A	3,000	75
*	Helix Energy Solutions Group Inc.	8,700	69
*	Exterran Corp.	3,800	64
*	C&J Energy Services Inc.	4,100	64
*	Dril-Quip Inc.	900	41
*	CONSOL Energy Inc.	1,100	38
	Encana Corp.	4,700	34
	Mammoth Energy Services Inc.	1,900	32
*	Matrix Service Co.	1,300	25
*	Geopark Ltd.	1,300	22
*	Earthstone Energy Inc. Class A	2,092	15
*,^	Bristow Group Inc.	9,300	10
	Cosan Ltd.	819	9
*	California Resources Corp.	200	5
*	ION Geophysical Corp.	300	4
*	Bonanza Creek Energy Inc.	100	2
*	Overseas Shipholding Group Inc. Class A	500	1
*	Hornbeck Offshore Services Inc.	700	1
			516,973
Financials (11.6%)
	JPMorgan Chase & Co.	1,547,049	156,608
*	Berkshire Hathaway Inc. Class B	524,390	105,345
	Bank of America Corp.	3,253,461	89,763
	Citigroup Inc.	1,328,051	82,631
	Wells Fargo & Co.	1,653,764	79,910
	Capital One Financial Corp.	538,471	43,988
	Progressive Corp.	572,691	41,285
	S&P Global Inc.	180,820	38,072
	Goldman Sachs Group Inc.	194,954	37,429
	Allstate Corp.	360,337	33,937
	Intercontinental Exchange Inc.	438,845	33,414
	American Express Co.	264,473	28,907

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	E*TRADE Financial Corp.	620,350	28,803
	Synchrony Financial	882,572	28,154
	Comerica Inc.	374,891	27,487
	Aflac Inc.	544,361	27,218
	SunTrust Banks Inc.	393,622	23,322
	Regions Financial Corp.	1,560,095	22,075
	Cboe Global Markets Inc.	229,591	21,912
	Discover Financial Services	306,371	21,801
	Morgan Stanley	497,225	20,983
	State Street Corp.	306,886	20,196
*	Moody’s Corp.	109,220	19,779
	Torchmark Corp.	222,875	18,265
	M&T Bank Corp.	115,400	18,120
	Hartford Financial Services Group Inc.	339,100	16,860
	Fifth Third Bancorp	621,684	15,679
	MetLife Inc.	308,181	13,119
	CME Group Inc.	70,950	11,677
	BlackRock Inc.	25,790	11,022
*	T. Rowe Price Group Inc.	104,140	10,427
	Franklin Resources Inc.	296,392	9,822
	PNC Financial Services Group Inc.	73,030	8,958
	Cincinnati Financial Corp.	100,550	8,637
	Arthur J Gallagher & Co.	97,790	7,637
	Northern Trust Corp.	79,000	7,142
	MSCI Inc. Class A	35,670	7,093
	Affiliated Managers Group Inc.	65,370	7,002
	Jefferies Financial Group Inc.	294,181	5,528
	Ares Capital Corp.	315,400	5,406
	Bank of New York Mellon Corp.	105,325	5,312
	Prudential Financial Inc.	51,530	4,735
	Aon plc	23,710	4,047
	Marsh & McLennan Cos. Inc.	34,160	3,208
	US Bancorp	66,485	3,204
	Willis Towers Watson plc	17,400	3,056
	Nasdaq Inc.	31,200	2,730
	First American Financial Corp.	46,700	2,405
	East West Bancorp Inc.	45,200	2,168
	Unum Group	60,300	2,040
	Ameriprise Financial Inc.	15,900	2,037
	First Hawaiian Inc.	56,300	1,467
*	Brighthouse Financial Inc.	38,930	1,413
	Invesco Ltd.	61,690	1,191
	KeyCorp	73,700	1,161
	Fidelity National Financial Inc.	29,800	1,089
	Navient Corp.	88,000	1,018
*	Green Dot Corp. Class A	15,300	928
*	Athene Holding Ltd. Class A	22,100	902
	Voya Financial Inc.	17,600	879
*	SVB Financial Group	3,100	689
*	Arch Capital Group Ltd.	20,300	656
*	Texas Capital Bancshares Inc.	10,500	573
	Credicorp Ltd.	2,300	552
	MFA Financial Inc.	62,000	451
	OneMain Holdings Inc.	12,900	410
	Wintrust Financial Corp.	5,700	384
	Zions Bancorp NA	8,400	381
	Bank of NT Butterfield & Son Ltd.	10,600	380
*	eHealth Inc.	5,800	362
	Argo Group International Holdings Ltd.	4,900	346
	CNO Financial Group Inc.	19,200	311
	Huntington Bancshares Inc.	24,152	306
	Lincoln National Corp.	4,800	282
	SEI Investments Co.	5,300	277
^	FS KKR Capital Corp.	40,300	244
	American Equity Investment Life Holding Co.	8,800	238
	American Financial Group Inc.	2,100	202
	Hancock Whitney Corp.	4,500	182
	TCF Financial Corp.	8,500	176
	Assured Guaranty Ltd.	3,800	169
	IBERIABANK Corp.	2,200	158
*	Western Alliance Bancorp	3,700	152
	Apollo Investment Corp.	9,100	138
*	Third Point Reinsurance Ltd.	13,100	136
	CVB Financial Corp.	6,400	135
	WSFS Financial Corp.	3,400	131
	Community Bank System Inc.	2,100	126
	United Community Banks Inc.	4,600	115
	Primerica Inc.	800	98
	Erie Indemnity Co. Class A	500	89
	BrightSphere Investment Group plc	6,400	87
	Hilltop Holdings Inc.	4,200	77
	Walker & Dunlop Inc.	1,500	76
	Meridian Bancorp Inc.	4,800	75
	OFG Bancorp	3,700	73
	BankUnited Inc.	2,100	70
	Ameris Bancorp	2,000	69
	Boston Private Financial Holdings Inc.	6,100	67
	Kearny Financial Corp.	4,881	63

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Umpqua Holdings Corp.	3,600	59
	Capitol Federal Financial Inc.	4,300	57
	Investors Bancorp Inc.	4,800	57
*	Blucora Inc.	1,600	53
	Exantas Capital Corp.	4,700	50
	TPG RE Finance Trust Inc.	2,500	49
	Trustmark Corp.	1,366	46
	Flagstar Bancorp Inc.	1,380	45
*	Credit Acceptance Corp.	100	45
	Eaton Vance Corp.	1,100	44
	Charles Schwab Corp.	900	38
	First Financial Northwest Inc.	2,300	36
	Oaktree Specialty Lending Corp.	6,900	36
*	Cannae Holdings Inc.	1,417	34
^	Prospect Capital Corp.	5,200	34
	Hanover Insurance Group Inc.	293	33
	First Busey Corp.	1,200	29
	Hanmi Financial Corp.	1,374	29
	Central Pacific Financial Corp.	1,000	29
	Evercore Inc. Class A	300	27
	PacWest Bancorp	700	26
	Signature Bank	200	26
	PennantPark Investment Corp.	3,600	25
	First BanCorp	2,100	24
*	World Acceptance Corp.	200	23
	Great Western Bancorp Inc.	733	23
*	Bancorp Inc.	2,758	22
*	Elevate Credit Inc.	5,000	22
	Old Second Bancorp Inc.	1,700	21
	BGC Partners Inc. Class A	4,000	21
	Fidelity Southern Corp.	725	20
*	MBIA Inc.	2,000	19
*	HomeStreet Inc.	700	18
	Peapack Gladstone Financial Corp.	700	18
	Oppenheimer Holdings Inc. Class A	700	18
	Golub Capital BDC Inc.	800	14
	Nelnet Inc. Class A	239	13
	Veritex Holdings Inc.	511	12
	Washington Federal Inc.	400	12
	Flushing Financial Corp.	500	11
*	LendingClub Corp.	3,198	10
	1st Source Corp.	200	9
	PJT Partners Inc.	200	8
	Independent Bank Corp.	100	8
	Oxford Square Capital Corp.	1,152	8
*	Cowen Inc. Class A	500	7
	Home Bancorp Inc.	176	6
	Opus Bank	283	6
	FirstCash Inc.	60	5
	First Mid-Illinois Bancshares Inc.	120	4
	Meta Financial Group Inc.	200	4
*	SmartFinancial Inc.	198	4
*	Atlas Financial Holdings Inc.	1,379	3
	Hercules Capital Inc.	200	3
	First Midwest Bancorp Inc.	100	2
	Maiden Holdings Ltd.	800	1
			1,271,215
Health Care (15.1%)
	Johnson & Johnson	1,221,876	170,806
	Merck & Co. Inc.	1,722,225	143,237
	UnitedHealth Group Inc.	335,146	82,868
	Eli Lilly & Co.	634,252	82,301
	AbbVie Inc.	985,197	79,397
*	Pfizer Inc.	1,618,317	68,730
	Bristol-Myers Squibb Co.	1,317,639	62,865
	Medtronic plc	525,452	47,858
	Abbott Laboratories	578,992	46,285
	Humana Inc.	162,585	43,248
	Agilent Technologies Inc.	531,024	42,684
	Amgen Inc.	219,691	41,737
	Thermo Fisher Scientific Inc.	139,703	38,240
*	Varian Medical Systems Inc.	222,468	31,528
*	IQVIA Holdings Inc.	216,564	31,153
*	Illumina Inc.	98,656	30,651
*	Waters Corp.	121,387	30,554
	Cardinal Health Inc.	591,901	28,500
	HCA Healthcare Inc.	217,165	28,314
	McKesson Corp.	234,861	27,493
	Gilead Sciences Inc.	420,585	27,342
*	Vertex Pharmaceuticals Inc.	144,350	26,553
*	Cerner Corp.	440,340	25,192
	Allergan plc	166,400	24,363
	Stryker Corp.	114,298	22,576
	Zoetis Inc.	212,896	21,432
*	Mettler-Toledo International Inc.	26,390	19,080
*	Align Technology Inc.	66,176	18,816
*	Hologic Inc.	386,921	18,727
	Baxter International Inc.	222,078	18,057
*	Intuitive Surgical Inc.	31,491	17,968
*	Boston Scientific Corp.	440,383	16,902
*	Biogen Inc.	68,404	16,169
*	Centene Corp.	264,200	14,029
	ResMed Inc.	133,740	13,905
	Cigna Corp.	84,174	13,537
*	ABIOMED Inc.	46,796	13,364
	Becton Dickinson and Co.	50,183	12,532
*	IDEXX Laboratories Inc.	54,944	12,285
	Cooper Cos. Inc.	39,554	11,715

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Danaher Corp.	78,014	10,299
*	Celgene Corp.	100,208	9,454
	CVS Health Corp.	141,600	7,637
	Anthem Inc.	25,725	7,383
*	Mylan NV	245,300	6,952
*	Edwards Lifesciences Corp.	33,810	6,469
	Dentsply Sirona Inc.	128,126	6,354
*	Incyte Corp.	69,330	5,963
	Zimmer Biomet Holdings Inc.	45,919	5,864
*	Molina Healthcare Inc.	32,760	4,651
	Quest Diagnostics Inc.	46,490	4,180
*	Elanco Animal Health Inc.	126,020	4,041
*	Regeneron Pharmaceuticals Inc.	9,500	3,901
*	Henry Schein Inc.	53,200	3,198
*	Horizon Pharma plc	100,300	2,651
*	QIAGEN NV	59,100	2,404
*	Alexion Pharmaceuticals Inc.	16,900	2,285
	Bruker Corp.	57,200	2,199
*	DaVita Inc.	39,100	2,123
	Perrigo Co. plc	42,090	2,027
*	Laboratory Corp. of America Holdings	11,060	1,692
	AmerisourceBergen Corp. Class A	15,000	1,193
*	Mallinckrodt plc	52,700	1,146
*	Masimo Corp.	7,200	996
*,^	Lannett Co. Inc.	111,800	880
*	Allscripts Healthcare Solutions Inc.	91,100	869
	Patterson Cos. Inc.	36,100	789
*	Ionis Pharmaceuticals Inc.	8,100	657
*	Pacira Pharmaceuticals Inc.	17,000	647
*	Myriad Genetics Inc.	19,349	642
	Encompass Health Corp.	10,601	619
*	MyoKardia Inc.	11,600	603
*	AMAG Pharmaceuticals Inc.	45,400	585
*	WellCare Health Plans Inc.	2,100	566
*	Nevro Corp.	8,600	538
*	Covetrus Inc.	16,500	526
*	Dynavax Technologies Corp.	71,300	521
*	MEDNAX Inc.	16,500	448
*	PTC Therapeutics Inc.	11,800	444
*	Insulet Corp.	4,200	399
*	Assertio Therapeutics Inc.	69,900	354
*,^	Omeros Corp.	18,200	316
*	Premier Inc. Class A	8,900	307
*	United Therapeutics Corp.	2,600	305
*	Genomic Health Inc.	4,300	301
*	Haemonetics Corp.	3,200	280
*	Neogen Corp.	4,800	275
*	Neurocrine Biosciences Inc.	2,900	256
*	Editas Medicine Inc.	9,500	232
*	ICON plc	1,700	232
*	Omnicell Inc.	2,690	217
*	Eagle Pharmaceuticals Inc.	4,302	217
*	Veeva Systems Inc. Class A	1,700	216
*	Triple-S Management Corp. Class B	9,400	215
*	Agenus Inc.	68,866	205
*	Innoviva Inc.	13,400	188
*	BioMarin Pharmaceutical Inc.	2,000	178
*	Wright Medical Group NV	5,266	166
*	CytomX Therapeutics Inc.	14,990	161
*	Avanos Medical Inc.	3,700	158
*	OraSure Technologies Inc.	13,000	145
*	Karyopharm Therapeutics Inc.	24,700	144
*	Intercept Pharmaceuticals Inc.	1,200	134
*	Catalent Inc.	3,300	134
*	Halozyme Therapeutics Inc.	8,280	133
*	Endo International plc	16,000	128
*,^	MannKind Corp.	61,700	122
*	Momenta Pharmaceuticals Inc.	7,900	115
*	Ophthotech Corp.	66,680	94
*	HMS Holdings Corp.	3,000	89
	PerkinElmer Inc.	900	87
*	Medpace Holdings Inc.	1,400	83
*	Tenet Healthcare Corp.	2,773	80
*,^	Corbus Pharmaceuticals Holdings Inc.	11,400	79
*	Retrophin Inc.	3,059	69
*	Heron Therapeutics Inc.	2,800	68
*	Diplomat Pharmacy Inc.	11,700	68
*	Akebia Therapeutics Inc.	8,300	68
*	uniQure NV	1,100	66
*	Rockwell Medical Inc.	11,200	64
*	Tivity Health Inc.	3,600	63
*	AngioDynamics Inc.	2,600	59
*	Quidel Corp.	900	59
*	Aquinox Pharmaceuticals Inc.	20,300	55
*	Integer Holdings Corp.	700	53
*	Strongbridge Biopharma plc	10,281	51
*	Accuray Inc.	10,200	49
*	Bausch Health Cos. Inc.	1,800	44
*	Audentes Therapeutics Inc.	1,100	43
*	Aurinia Pharmaceuticals Inc.	5,628	37
*	Select Medical Holdings Corp.	2,400	34
	Meridian Bioscience Inc.	1,900	33

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Taro Pharmaceutical Industries Ltd.	300	32
*	MacroGenics Inc.	1,800	32
*	Cutera Inc.	1,800	32
*	Voyager Therapeutics Inc.	1,500	29
*	Arrowhead Pharmaceuticals Inc.	1,500	28
*	Puma Biotechnology Inc.	700	27
*	ArQule Inc.	5,200	25
*	GenMark Diagnostics Inc.	3,300	23
*	Radius Health Inc.	1,168	23
	Invacare Corp.	2,600	22
*	Sorrento Therapeutics Inc.	4,126	20
*	OPKO Health Inc.	7,400	19
*,^	Insys Therapeutics Inc.	4,164	19
*	Inovio Pharmaceuticals Inc.	5,100	19
*	Jazz Pharmaceuticals plc	125	18
*	Geron Corp.	10,700	18
*	Prothena Corp. plc	1,400	17
*	ImmunoGen Inc.	5,800	16
*	Syneos Health Inc.	300	16
*	PDS Biotechnology Corp.	2,090	15
*,^	vTv Therapeutics Inc. Class A	9,000	15
*	Intersect ENT Inc.	400	13
*	Sientra Inc.	1,306	11
*	Varex Imaging Corp.	300	10
*	BioDelivery Sciences International Inc.	1,900	10
*	Oxford Immunotec Global plc	500	9
*	ChemoCentryx Inc.	600	8
*	WaVe Life Sciences Ltd.	200	8
*	Menlo Therapeutics Inc.	900	7
*	Otonomy Inc.	2,600	7
*	Dermira Inc.	500	7
	Computer Programs & Systems Inc.	200	6
*	BioScrip Inc.	2,840	6
*	Foamix Pharmaceuticals Ltd.	1,461	5
*	Acorda Therapeutics Inc.	400	5
*	Veracyte Inc.	200	5
*	RTI Surgical Holdings Inc.	802	5
*	Enzo Biochem Inc.	1,760	5
*	Arbutus Biopharma Corp.	1,300	5
*	Cross Country Healthcare Inc.	600	4
*	Accelerate Diagnostics Inc.	200	4
*	Chimerix Inc.	1,834	4
*	AVEO Pharmaceuticals Inc.	4,100	3
*	Nektar Therapeutics Class A	100	3
*	Tocagen Inc.	300	3
*	CareDx Inc.	100	3
*	Coherus Biosciences Inc.	200	3
*	AcelRx Pharmaceuticals Inc.	700	2
*	Advaxis Inc.	307	2
*	Protagonist Therapeutics Inc.	100	1
*	Concert Pharmaceuticals Inc.	85	1
	Aceto Corp.	1,100	—
*	Quorum Health Corp.	100	—
			1,645,747
Industrials (9.4%)
	Boeing Co.	251,439	95,904
	Honeywell International Inc.	342,871	54,489
	Lockheed Martin Corp.	169,621	50,913
	Caterpillar Inc.	347,587	47,095
	Raytheon Co.	232,194	42,278
	Waste Management Inc.	379,949	39,480
	United Parcel Service Inc. Class B	339,951	37,986
	Pentair plc	848,362	37,761
	3M Co.	151,975	31,577
	Union Pacific Corp.	184,670	30,877
	Dover Corp.	321,648	30,171
	Expeditors International of Washington Inc.	380,970	28,916
	CSX Corp.	316,563	23,685
	Cummins Inc.	142,023	22,421
	AMETEK Inc.	265,220	22,005
	WW Grainger Inc.	72,304	21,758
*	United Continental Holdings Inc.	254,349	20,292
	Robert Half International Inc.	299,468	19,513
	Textron Inc.	378,891	19,195
	Eaton Corp. plc	233,410	18,804
	CH Robinson Worldwide Inc.	185,736	16,157
	Quanta Services Inc.	412,670	15,574
	Cintas Corp.	75,810	15,322
	Roper Technologies Inc.	43,474	14,867
	PACCAR Inc.	208,372	14,198
	AO Smith Corp.	261,710	13,954
	Illinois Tool Works Inc.	91,798	13,176
	Ingersoll-Rand plc	122,017	13,172
	Southwest Airlines Co.	240,400	12,479
	General Electric Co.	1,168,322	11,672
	Norfolk Southern Corp.	62,300	11,643
	United Technologies Corp.	86,738	11,180
	Masco Corp.	275,200	10,818
	Harris Corp.	65,840	10,515
	Emerson Electric Co.	151,436	10,369
	KAR Auction Services Inc.	184,800	9,482
	Huntington Ingalls Industries Inc.	44,851	9,293
	Spirit AeroSystems Holdings Inc. Class A	100,600	9,208
	Rockwell Automation Inc.	47,163	8,275

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	JB Hunt Transport Services Inc.	78,310	7,932
	Republic Services Inc. Class A	92,480	7,434
	Northrop Grumman Corp.	27,395	7,386
	Xylem Inc.	80,950	6,398
	Fortune Brands Home & Security Inc.	130,900	6,232
	Equifax Inc.	46,005	5,452
	Parker-Hannifin Corp.	29,690	5,095
	Allison Transmission Holdings Inc.	109,800	4,932
	General Dynamics Corp.	28,104	4,757
*	HD Supply Holdings Inc.	90,300	3,914
	Fastenal Co.	57,020	3,667
	Flowserve Corp.	60,461	2,729
	nVent Electric plc	94,300	2,544
	ManpowerGroup Inc.	27,900	2,307
	Acuity Brands Inc.	15,800	1,896
*	IHS Markit Ltd.	25,180	1,369
	Canadian Pacific Railway Ltd.	6,300	1,298
	Stanley Black & Decker Inc.	8,380	1,141
	Fortive Corp.	13,040	1,094
	Macquarie Infrastructure Corp.	20,200	833
	FedEx Corp.	4,500	816
*	Copart Inc.	12,440	754
	Timken Co.	17,000	742
	Insperity Inc.	5,900	730
	Oshkosh Corp.	9,500	714
	Moog Inc. Class A	7,700	670
*	Resideo Technologies Inc.	33,800	652
*	Aerojet Rocketdyne Holdings Inc.	17,900	636
*	Gardner Denver Holdings Inc.	22,400	623
*	Continental Building Products Inc.	24,100	597
	Altra Industrial Motion Corp.	19,000	590
	Wabtec Corp.	7,875	581
*	United Rentals Inc.	4,840	553
	Armstrong World Industries Inc.	6,900	548
*	WESCO International Inc.	10,300	546
	Graco Inc.	8,900	441
	MSC Industrial Direct Co. Inc. Class A	5,200	430
	ArcBest Corp.	10,900	336
	Owens Corning	6,434	303
	Brady Corp. Class A	6,400	297
*	MRC Global Inc.	13,800	241
*	Pitney Bowes Inc.	34,100	234
*	Milacron Holdings Corp.	20,300	230
	Hubbell Inc. Class B	1,523	180
*	NOW Inc.	11,710	163
*	Rexnord Corp.	6,200	156
*	TriNet Group Inc.	2,600	155
*	AECOM	5,200	154
	AGCO Corp.	1,794	125
*	Atkore International Group Inc.	5,632	121
*,^	ADT Inc.	18,600	119
	Hexcel Corp.	1,700	118
	Deluxe Corp.	2,600	114
	Federal Signal Corp.	4,198	109
	BWX Technologies Inc.	2,200	109
*	Masonite International Corp.	2,100	105
*	Civeo Corp.	43,700	92
*	Advanced Disposal Services Inc.	3,100	87
*	SPX FLOW Inc.	2,700	86
	EnerSys	1,300	85
	ACCO Brands Corp.	9,400	80
*	Harsco Corp.	3,800	77
*	Builders FirstSource Inc.	5,700	76
	Quad/Graphics Inc.	6,300	75
	Lincoln Electric Holdings Inc.	886	74
*	Air Transport Services Group Inc.	3,161	73
	Landstar System Inc.	643	70
	Knoll Inc.	3,700	70
	Toro Co.	1,000	69
	Luxfer Holdings plc	2,670	67
	Nielsen Holdings plc	2,800	66
	Arcosa Inc.	2,100	64
	Heidrick & Struggles International Inc.	1,600	61
	EMCOR Group Inc.	800	58
	Hillenbrand Inc.	1,400	58
	Spartan Motors Inc.	6,100	54
	Ritchie Bros Auctioneers Inc.	1,500	51
*,^	Vivint Solar Inc.	10,200	51
*	LB Foster Co. Class A	2,557	48
*	Kornit Digital Ltd.	2,000	48
*	Mistras Group Inc.	3,200	44
	Tetra Tech Inc.	700	42
	Navigant Consulting Inc.	2,100	41
*	NCI Building Systems Inc.	6,500	40
*	GMS Inc.	2,400	36
	Donaldson Co. Inc.	700	35
	Curtiss-Wright Corp.	300	34
*	WageWorks Inc.	900	34
*	SPX Corp.	900	31
	Briggs & Stratton Corp.	2,400	28
*	Armstrong Flooring Inc.	2,060	28
*	USA Truck Inc.	1,800	26
*	ARC Document Solutions Inc.	11,400	25

Growth and Income Fund

			Market
			Value•
		Shares	($000)
*	ASGN Inc.	300	19
	Fluor Corp.	500	18
*	American Superconductor Corp.	1,429	18
	Global Brass & Copper Holdings Inc.	500	17
	Snap-on Inc.	100	16
*	Titan Machinery Inc.	1,000	16
	DMC Global Inc.	300	15
*	YRC Worldwide Inc.	2,200	15
	Quanex Building Products Corp.	892	14
	Advanced Drainage Systems Inc.	500	13
	Titan International Inc.	1,900	11
	Wabash National Corp.	800	11
*	Huron Consulting Group Inc.	226	11
	Insteel Industries Inc.	400	8
	Copa Holdings SA Class A	100	8
*	Textainer Group Holdings Ltd.	800	8
	Rush Enterprises Inc. Class A	181	8
	H&E Equipment Services Inc.	300	8
	Systemax Inc.	271	6
*	DXP Enterprises Inc.	157	6
*	Babcock & Wilcox Enterprises Inc.	14,200	6
*	CECO Environmental Corp.	780	6
	CRA International Inc.	100	5
*	Genco Shipping & Trading Ltd.	600	4
*	Gibraltar Industries Inc.	100	4
	Raven Industries Inc.	100	4
	Kansas City Southern	33	4
	Universal Logistics Holdings Inc.	186	4
	Caesarstone Ltd.	195	3
*	Univar Inc.	100	2
*	Enphase Energy Inc.	233	2
	Maxar Technologies Inc.	500	2
*	Covenant Transportation Group Inc. Class A	100	2
			1,021,254
Information Technology (21.6%)
	Microsoft Corp.	3,650,587	430,550
	Apple Inc.	2,148,760	408,157
	Visa Inc. Class A	797,622	124,581
	Intel Corp.	2,007,111	107,782
	Mastercard Inc. Class A	396,056	93,251
	Cisco Systems Inc.	1,250,432	67,511
	Oracle Corp.	1,086,875	58,376
	QUALCOMM Inc.	956,123	54,528
	Intuit Inc.	207,036	54,121
	Fidelity National Information Services Inc.	437,880	49,524
	Accenture plc Class A	265,862	46,797
*	Cadence Design Systems Inc.	691,438	43,913
	NVIDIA Corp.	232,482	41,744
	Citrix Systems Inc.	413,891	41,248
*	Adobe Inc.	138,759	36,978
	KLA-Tencor Corp.	309,119	36,912
	HP Inc.	1,782,070	34,626
	International Business Machines Corp.	241,287	34,046
*	PayPal Holdings Inc.	323,865	33,630
	NetApp Inc.	475,488	32,970
*	Advanced Micro Devices Inc.	1,144,772	29,215
	Texas Instruments Inc.	269,000	28,533
*	VeriSign Inc.	152,793	27,741
	Lam Research Corp.	140,254	25,107
*	Fortinet Inc.	285,108	23,941
*	Micron Technology Inc.	568,483	23,495
	Applied Materials Inc.	552,820	21,925
	Xilinx Inc.	165,390	20,970
	DXC Technology Co.	323,407	20,798
*	salesforce.com Inc.	128,419	20,338
	Broadridge Financial Solutions Inc.	192,025	19,911
*	F5 Networks Inc.	121,224	19,024
	Analog Devices Inc.	155,750	16,396
	Automatic Data Processing Inc.	102,110	16,311
	Seagate Technology plc	317,678	15,214
*	Synopsys Inc.	123,630	14,236
	Motorola Solutions Inc.	80,955	11,368
	Broadcom Inc.	37,609	11,309
	Total System Services Inc.	108,655	10,323
	Paychex Inc.	127,590	10,233
	Cognizant Technology Solutions Corp. Class A	136,490	9,889
*	Arista Networks Inc.	28,760	9,044
	Skyworks Solutions Inc.	99,865	8,237
*	Akamai Technologies Inc.	107,330	7,697
	Juniper Networks Inc.	276,100	7,308
	Symantec Corp.	295,770	6,800
	Amphenol Corp. Class A	66,860	6,314
	Maxim Integrated Products Inc.	115,030	6,116
*	Fiserv Inc.	67,892	5,994
	FLIR Systems Inc.	113,560	5,403
*	Autodesk Inc.	31,130	4,851
*	Palo Alto Networks Inc.	18,200	4,420
*	Red Hat Inc.	22,890	4,182
*	CoreLogic Inc.	94,800	3,532
*	Gartner Inc.	20,110	3,050
	VMware Inc. Class A	15,800	2,852
*	Qorvo Inc.	39,289	2,818
*	ANSYS Inc.	14,540	2,657
	Versum Materials Inc.	51,493	2,591

Growth and Income Fund

			Market
			Value•
		Shares	($000)
^	Microchip Technology Inc.	28,930	2,400
*	Flex Ltd.	207,300	2,073
*	CommScope Holding Co. Inc.	87,400	1,899
*	Black Knight Inc.	34,100	1,858
*	Dropbox Inc. Class A	82,700	1,803
	Western Digital Corp.	33,020	1,587
*	GoDaddy Inc. Class A	20,000	1,504
	TE Connectivity Ltd.	17,800	1,437
	Global Payments Inc.	10,190	1,391
	Amdocs Ltd.	22,100	1,196
	InterDigital Inc.	14,200	937
	Kulicke & Soffa Industries Inc.	37,200	822
*	Pure Storage Inc. Class A	35,800	780
*	Tower Semiconductor Ltd.	46,100	763
	Western Union Co.	37,437	691
*	Dell Technologies Inc.	10,700	628
	Progress Software Corp.	13,900	617
	Perspecta Inc.	29,500	596
	NXP Semiconductors NV	6,271	554
*	Fitbit Inc. Class A	85,900	509
*	3D Systems Corp.	47,200	508
	Xperi Corp.	20,800	487
*	GreenSky Inc. Class A	35,100	454
*	Check Point Software Technologies Ltd.	3,400	430
*	Ciena Corp.	11,200	418
*	Pluralsight Inc. Class A	12,700	403
*	NetScout Systems Inc.	13,000	365
	Sabre Corp.	17,000	364
*	Knowles Corp.	16,712	295
*	MicroStrategy Inc. Class A	1,978	285
	Hollysys Automation Technologies Ltd.	13,300	279
*	First Solar Inc.	5,200	275
	Dolby Laboratories Inc. Class A	4,300	271
	CDK Global Inc.	4,400	259
*	Teradata Corp.	5,700	249
*	Conduent Inc.	17,400	241
*	Rambus Inc.	22,600	236
*	Acacia Communications Inc.	4,000	229
	Teradyne Inc.	5,700	227
*	Manhattan Associates Inc.	4,100	226
*	Cardtronics plc Class A	6,100	217
	National Instruments Corp.	4,700	208
	LogMeIn Inc.	2,600	208
*	Cirrus Logic Inc.	4,700	198
*	Yext Inc.	8,600	188
*	Synaptics Inc.	4,400	175
*	Cornerstone OnDemand Inc.	2,974	163
*	Photronics Inc.	17,200	163
*	Unisys Corp.	13,800	161
*	Benefitfocus Inc.	2,987	148
	NIC Inc.	8,500	145
*	Rudolph Technologies Inc.	6,100	139
	j2 Global Inc.	1,600	139
*	BlackBerry Ltd.	13,100	132
*	EchoStar Corp. Class A	3,103	113
*	Casa Systems Inc.	12,500	104
*	InterXion Holding NV	1,500	100
*	Zebra Technologies Corp.	476	100
*	NCR Corp.	3,598	98
*	Keysight Technologies Inc.	1,110	97
*	Advanced Energy Industries Inc.	1,909	95
*	Nutanix Inc.	2,300	87
*	Extreme Networks Inc.	11,100	83
*	Rubicon Project Inc.	13,500	82
	NVE Corp.	682	67
*	Smartsheet Inc. Class A	1,600	65
*	MACOM Technology Solutions Holdings Inc.	3,738	62
*	Calix Inc.	7,900	61
*	Nuance Communications Inc.	3,300	56
	Cohu Inc.	3,700	55
	Genpact Ltd.	1,400	49
*	Alpha & Omega Semiconductor Ltd.	4,100	47
*	Zix Corp.	6,500	45
*	Sanmina Corp.	1,500	43
*	New Relic Inc.	400	39
	Leidos Holdings Inc.	600	38
	MKS Instruments Inc.	400	37
*	Workiva Inc.	700	35
*	CommVault Systems Inc.	500	32
*	SPS Commerce Inc.	300	32
*	SolarEdge Technologies Inc.	800	30
*	Model N Inc.	1,700	30
*	Net 1 UEPS Technologies Inc.	7,500	27
*	Carbon Black Inc.	1,900	27
*	A10 Networks Inc.	3,700	26
*	Immersion Corp.	3,000	25
*	MoneyGram International Inc.	11,600	24
*	Sierra Wireless Inc.	1,900	24
*	Anixter International Inc.	381	21
*	Aerohive Networks Inc.	4,300	19
*,^	VirnetX Holding Corp.	2,900	18
*	Endurance International Group Holdings Inc.	2,413	18
*	SailPoint Technologies Holding Inc.	600	17
	Monotype Imaging Holdings Inc.	847	17
*	Radware Ltd.	600	16
*	Square Inc.	200	15

Growth and Income Fund

			Market
			Value•
		Shares	($000)
*	Amkor Technology Inc.	1,500	13
*	Tenable Holdings Inc.	400	13
*	Proofpoint Inc.	100	12
	Daktronics Inc.	1,566	12
*	LivePerson Inc.	400	12
*	Ribbon Communications Inc.	2,091	11
*	MobileIron Inc.	1,700	9
*	Blackline Inc.	200	9
	Hackett Group Inc.	300	5
*	Trimble Inc.	100	4
	Ituran Location and Control Ltd.	100	3
*	FireEye Inc.	200	3
*	Nanometrics Inc.	100	3
*	Lattice Semiconductor Corp.	200	2
*	Celestica Inc.	150	1
			2,356,506
Materials (1.9%)
	Air Products & Chemicals Inc.	162,193	30,972
	Linde plc	168,916	29,717
	Nucor Corp.	347,481	20,276
	CF Industries Holdings Inc.	454,350	18,574
	Ball Corp.	307,862	17,813
	Avery Dennison Corp.	150,651	17,024
	Mosaic Co.	550,574	15,036
	LyondellBasell Industries NV Class A	113,270	9,524
	Sealed Air Corp.	163,520	7,532
	DowDuPont Inc.	129,405	6,899
	Westrock Co.	164,100	6,293
	Newmont Mining Corp.	123,290	4,410
	Sherwin-Williams Co.	9,310	4,010
	Celanese Corp. Class A	31,865	3,142
	Steel Dynamics Inc.	67,500	2,381
	Eastman Chemical Co.	30,486	2,313
	Huntsman Corp.	92,882	2,089
	Freeport-McMoRan Inc.	160,590	2,070
	Packaging Corp. of America	12,350	1,227
	Olin Corp.	46,800	1,083
	Louisiana-Pacific Corp.	40,573	989
	Valvoline Inc.	34,200	635
	Methanex Corp.	7,600	432
	Ashland Global Holdings Inc.	5,100	398
*	Berry Global Group Inc.	6,400	345
	Chemours Co.	7,800	290
*	Goldcorp Inc.	23,200	265
*	AdvanSix Inc.	8,800	251
	Orion Engineered Carbons SA	8,600	163
	WR Grace & Co.	2,000	156
	Trinseo SA	2,491	113
*	Constellium NV Class A	14,000	112
	Mercer International Inc.	7,900	107
*	Flotek Industries Inc.	29,768	96
*	Allegheny Technologies Inc.	3,200	82
	Graphic Packaging Holding Co.	6,400	81
*	SunCoke Energy Inc.	9,252	79
*	Verso Corp.	2,700	58
	Cabot Corp.	900	37
	Nexa Resources SA	2,900	36
*	Axalta Coating Systems Ltd.	1,300	33
	PolyOne Corp.	1,100	32
	Ferroglobe plc	13,500	28
	Israel Chemicals Ltd.	5,164	27
	Resolute Forest Products Inc.	2,700	21
	Reliance Steel & Aluminum Co.	200	18
	Ecolab Inc.	100	18
*	Ryerson Holding Corp.	1,900	16
	Domtar Corp.	100	5
*	Intrepid Potash Inc.	800	3
*	Coeur Mining Inc.	500	2
§,*	Ferroglobe R&W Trust	48,731	—
			207,313
Other (0.2%)
	SPDR S&P 500 ETF Trust	62,700	17,711
§,*	Biosante Pharmaceutical Inc. CVR	4,189	—
			17,711
Real Estate (3.8%)
	Simon Property Group Inc.	339,403	61,843
	HCP Inc.	919,169	28,770
	Extra Space Storage Inc.	271,750	27,694
	Ventas Inc.	398,764	25,445
	American Tower Corp.	111,065	21,886
*	SBA Communications Corp. Class A	104,929	20,950
	AvalonBay Communities Inc.	98,420	19,756
	Crown Castle International Corp.	154,309	19,752
*	Apartment Investment & Management Co.	355,881	17,897
	Vornado Realty Trust	227,350	15,332
	Duke Realty Corp.	482,617	14,758
	Prologis Inc.	195,220	14,046
	UDR Inc.	283,018	12,866
	Regency Centers Corp.	187,621	12,663
	Equity Residential	163,840	12,340
	Boston Properties Inc.	90,720	12,146
	Weyerhaeuser Co.	449,700	11,845
	Host Hotels & Resorts Inc.	566,379	10,705
	Public Storage	47,628	10,372

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Mid-America Apartment Communities Inc.	73,690	8,057
	Essex Property Trust Inc.	24,805	7,175
	Federal Realty Investment Trust	45,140	6,223
	Kimco Realty Corp.	289,023	5,347
	SL Green Realty Corp.	53,410	4,803
	Macerich Co.	94,550	4,099
	Iron Mountain Inc.	102,490	3,634
	CoreCivic Inc.	63,400	1,233
	Sun Communities Inc.	3,538	419
	Equity Commonwealth	12,100	396
	GEO Group Inc.	16,400	315
	Uniti Group Inc.	24,900	279
	Equity LifeStyle Properties Inc.	2,300	263
	STORE Capital Corp.	7,800	261
*	Cushman & Wakefield plc	11,600	206
	Liberty Property Trust	4,200	203
	American Homes 4 Rent Class A	8,800	200
	Alexandria Real Estate Equities Inc.	1,250	178
	Brandywine Realty Trust	10,900	173
	Douglas Emmett Inc.	3,200	129
*	CBRE Group Inc. Class A	2,330	115
	Brixmor Property Group Inc.	6,100	112
	Camden Property Trust	1,100	112
	Corporate Office Properties Trust	3,700	101
	Equinix Inc.	213	97
^	Realogy Holdings Corp.	7,000	80
	Park Hotels & Resorts Inc.	2,100	65
	Empire State Realty Trust Inc.	4,000	63
	InfraREIT Inc.	3,000	63
	Highwoods Properties Inc.	1,200	56
	Brookfield Property REIT Inc. Class A	2,618	54
	Healthcare Trust of America Inc. Class A	1,100	31
	Retail Value Inc.	934	29
	Omega Healthcare Investors Inc.	700	27
	CorePoint Lodging Inc.	2,300	26
	RLJ Lodging Trust	1,400	25
	Newmark Group Inc. Class A	2,500	21
	Monmouth Real Estate Investment Corp.	1,400	18
	American Campus Communities Inc.	300	14
	UMH Properties Inc.	800	11
	Spirit MTA REIT	1,700	11
	Xenia Hotels & Resorts Inc.	200	4
	CareTrust REIT Inc.	149	4
*	St. Joe Co.	200	3
	Paramount Group Inc.	129	2
			415,803
Utilities (2.1%)
	Exelon Corp.	600,863	30,121
	FirstEnergy Corp.	688,368	28,643
	AES Corp.	1,282,334	23,185
	NextEra Energy Inc.	115,470	22,323
	American Electric Power Co. Inc.	237,230	19,868
	Pinnacle West Capital Corp.	204,370	19,534
	Southern Co.	354,118	18,301
	NRG Energy Inc.	379,947	16,140
	CenterPoint Energy Inc.	473,561	14,538
	Evergy Inc.	154,900	8,992
	Entergy Corp.	93,847	8,975
	Dominion Energy Inc.	108,981	8,354
	Duke Energy Corp.	36,060	3,245
	Public Service Enterprise Group Inc.	47,888	2,845
	WEC Energy Group Inc.	20,635	1,632
	National Fuel Gas Co.	15,500	945
	Portland General Electric Co.	17,100	886
	Avangrid Inc.	12,289	619
	TerraForm Power Inc. Class A	29,000	398
	Fortis Inc.	6,958	257
*,^	Atlantic Power Corp.	99,700	251
	UGI Corp.	3,200	177
	MDU Resources Group Inc.	6,800	176
	Black Hills Corp.	1,600	119
	Pattern Energy Group Inc. Class A	2,900	64
	Atlantica Yield plc	2,800	55
	El Paso Electric Co.	800	47
	Avista Corp.	900	37
	Chesapeake Utilities Corp.	388	35
	Vistra Energy Corp.	1,200	31
	MGE Energy Inc.	100	7
			230,800
Total Common Stocks (Cost $8,509,520)			10,609,526
Temporary Cash Investments (2.8%)[1]
Money Market Fund (2.6%)
2,3	Vanguard Market Liquidity Fund, 2.554%	2,827,035	282,760

Growth and Income Fund

		Face	Market
		Amount	Value•
		($000)	($000)
U.S. Government and Agency Obligations (0.2%)
4	United States Treasury Bill, 2.423%, 4/11/19	200	200
4	United States Treasury Bill, 2.474%, 5/9/19	1,000	998
4	United States Treasury Bill, 2.398%, 5/23/19	5,000	4,983
4	United States Treasury Bill, 2.407%, 6/6/19	3,500	3,485
4	United States Treasury Bill, 2.412%, 6/20/19	500	497
4	United States Treasury Bill, 2.480%, 9/5/19	5,000	4,948
			15,111
Total Temporary Cash Investments (Cost $297,803)			297,871
Total Investments (100.1%) (Cost $8,807,323)			10,907,397

			Amount
			($000)
Other Assets and Liabilities (-0.1%)
Other Assets
Investment in VGI			544
Receivables for Investment Securities Sold			19,564
Receivables for Accrued Income			10,727
Receivables for Capital Shares Issued			4,037
Variation Margin Receivables—Futures Contracts			1,685
Other Assets			582
Total Other Assets			37,139
Liabilities
Payables for Investment Securities Purchased			(20,819)
Collateral for Securities on Loan			(4,171)
Payables to Investment Advisor			(2,592)
Payables for Capital Shares Redeemed			(6,842)
Payables to Vanguard			(9,075)
Total Liabilities			(43,499)
Net Assets (100%)			10,901,037

At March 31, 2019, net assets consisted of:
			Amount
			($000)
Paid-in Capital			8,726,779
Total Distributable Earnings (Loss)			2,174,258
Net Assets			10,901,037

Investor Shares—Net Assets
Applicable to 58,767,638 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			2,781,697
Net Asset Value Per Share—Investor Shares			$47.33

Admiral Shares—Net Assets
Applicable to 105,079,054 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			8,119,340
Net Asset Value Per Share—Admiral Shares			$77.27

•	See Note A in Notes to Financial Statements.

§	Security value determined using significant unobservable inputs.

*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,969,000.

1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3	Includes $4,171,000 of collateral received for securities on loan.

4	Securities with a value of $12,720,000 have been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.

REIT—Real Estate Investment Trust.

Growth and Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	1,934	274,415	5,725

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Dividends[1]	110,500
Interest[2]	3,376
Securities Lending—Net	41
Total Income	113,917
Expenses
Investment Advisory Fees—Note B
Basic Fee	5,129
Performance Adjustment	456
The Vanguard Group—Note C
Management and Administrative—Investor Shares	2,869
Management and Administrative—Admiral Shares	4,638
Marketing and Distribution—Investor Shares	143
Marketing and Distribution—Admiral Shares	254
Custodian Fees	65
Shareholders’ Reports —Investor Shares	14
Shareholders’ Reports —Admiral Shares	40
Trustees’ Fees and Expenses	6
Total Expenses	13,614
Net Investment Income	100,303
Realized Net Gain (Loss)
Investment Securities Sold[2]	91,607
Futures Contracts	(6,264)
Realized Net Gain (Loss)	85,343
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(523,925)
Futures Contracts	5,015
Change in Unrealized Appreciation (Depreciation)	(518,910)
Net Increase (Decrease) in Net Assets Resulting from Operations	(333,264)

1   Dividends are net of foreign withholding taxes of $8,000.

2   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,211,000, ($7,000), and $78,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	100,303	164,611
Realized Net Gain (Loss)	85,343	602,616
Change in Unrealized Appreciation (Depreciation)	(518,910)	1,062,004
Net Increase (Decrease) in Net Assets Resulting from Operations	(333,264)	1,829,231
Distributions
Net Investment Income
Investor Shares	(24,033)	(39,117)
Admiral Shares	(74,245)	(115,046)
Realized Capital Gain[1]
Investor Shares	(142,280)	(119,262)
Admiral Shares	(416,765)	(313,418)
Total Distributions	(657,323)	(586,843)
Capital Share Transactions
Investor Shares	106,246	(386,108)
Admiral Shares	362,428	569,816
Net Increase (Decrease) from Capital Share Transactions	468,674	183,708
Total Increase (Decrease)	(521,913)	1,426,096
Net Assets
Beginning of Period	11,422,950	9,996,854
End of Period	10,901,037	11,422,950

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $192,085,000 and $184,624,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	March 31,			Year Ended September 30,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$52.17	$46.50	$42.16	$39.55	$42.69	$36.02
Investment Operations
Net Investment Income	.425[1]	.711[1]	.792[1]	.852	.729	.671
Net Realized and Unrealized Gain (Loss) on Investments	(2.269)	7.650	6.346	4.813	(.541)	6.639
Total from Investment Operations	(1.844)	8.361	7.138	5.665	.188	7.310
Distributions
Dividends from Net Investment Income	(.433)	(.668)	(.799)	(.790)	(.724)	(.640)
Distributions from Realized Capital Gains	(2.563)	(2.023)	(1.999)	(2.265)	(2.604)	—
Total Distributions	(2.996)	(2.691)	(2.798)	(3.055)	(3.328)	(.640)
Net Asset Value, End of Period	$47.33	$52.17	$46.50	$42.16	$39.55	$42.69

Total Return[2]	-2.87%	18.56%	17.66%	14.79%	0.22%	20.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,782	$2,932	$2,982	$2,801	$2,691	$2,979
Ratio of Total Expenses to Average Net Assets[3]	0.33%	0.33%	0.34%	0.34%	0.34%	0.37%
Ratio of Net Investment Income to Average Net Assets	1.84%	1.45%	1.80%	2.09%	1.70%	1.67%
Portfolio Turnover Rate	73%	83%	96%	96%	116%	133%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1       Calculated based on average shares outstanding.

2       Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3       Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.02%.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	March 31,			Year Ended September 30,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$85.16	$75.93	$68.83	$64.57	$69.71	$58.82
Investment Operations
Net Investment Income	.733[1]	1.242[1]	1.362[1]	1.466	1.272	1.176
Net Realized and Unrealized Gain (Loss) on Investments	(3.692)	12.473	10.384	7.855	(.897)	10.833
Total from Investment Operations	(2.959)	13.715	11.746	9.321	.375	12.009
Distributions
Dividends from Net Investment Income	(.746)	(1.182)	(1.384)	(1.364)	(1.264)	(1.119)
Distributions from Realized Capital Gains	(4.185)	(3.303)	(3.262)	(3.697)	(4.251)	—
Total Distributions	(4.931)	(4.485)	(4.646)	(5.061)	(5.515)	(1.119)
Net Asset Value, End of Period	$77.27	$85.16	$75.93	$68.83	$64.57	$69.71

Total Return[2]	-2.80%	18.65%	17.81%	14.91%	0.31%	20.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,119	$8,491	$7,015	$3,833	$3,177	$2,917
Ratio of Total Expenses to Average Net Assets[3]	0.23%	0.23%	0.23%	0.23%	0.23%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.94%	1.55%	1.91%	2.20%	1.81%	1.78%
Portfolio Turnover Rate	73%	83%	96%	96%	116%	133%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1       Calculated based on average shares outstanding.

2       Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3       Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.02%.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund

Notes to Financial Statements

Vanguard Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.      The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended March 31, 2019, the fund’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Growth and Income Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Growth and Income Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The investment advisory firms D.E. Shaw Investment Management, L.L.C., and Los Angeles Capital Management and Equity Research, Inc., each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of D.E. Shaw Investment Management, L.L.C. is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years. The basic fee of Los Angeles Capital Management and Equity Research, Inc. is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding five years.

Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $647,000 for the six months ended March 31, 2019.

For the six months ended March 31, 2019, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.10% of the fund’s average net assets, before an increase of $456,000 (0.01%) based on performance.

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2019, the fund had contributed to Vanguard capital in the amount of $544,000, representing 0.00% of the fund’s net assets and 0.22% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

Growth and Income Fund

The following table summarizes the market value of the fund’s investments as of March 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	10,609,526	—	—[1]
Temporary Cash Investments	282,760	15,111	—
Futures Contracts—Assets[2]	1,685	—	—
Total	10,893,971	15,111	—

1 Amount is less than $500.

2 Represents variation margin on the last day of the reporting period.

E. As of March 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	8,807,326
Gross Unrealized Appreciation	2,393,238
Gross Unrealized Depreciation	(287,442)
Net Unrealized Appreciation (Depreciation)	2,105,796

F. During the six months ended March 31, 2019, the fund purchased $3,766,863,000 of investment securities and sold $3,850,202,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	March 31, 2019		September 30, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	172,870	3,672	291,736	5,976
Issued in Lieu of Cash Distributions	159,929	3,771	152,825	3,204
Redeemed	(226,553)	(4,875)	(830,669)	(17,104)
Net Increase (Decrease)—Investor Shares	106,246	2,568	(386,108)	(7,924)
Admiral Shares
Issued	495,397	6,627	1,319,661	16,602
Issued in Lieu of Cash Distributions	464,163	6,707	407,603	5,233
Redeemed	(597,132)	(7,959)	(1,157,448)	(14,518)
Net Increase (Decrease)—Admiral Shares	362,428	5,375	569,816	7,317

H. Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q932 052019

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  May 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  May 17, 2019

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 17, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.